Key Management Personnel Compensation - Schedule of Compensation to Key Management Personnel of the Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key Management Personnel Compensation [Abstract]
Salaries, allowances and other benefits	$ 915,127	$ 1,735,928	$ 1,384,247
Equity-settled share-based payment expense	793,402	2,076,504	4,869,487
Reversal of other long-term employee benefits			(69,207)
Pension scheme contributions	18,070	28,088	19,189
Total	$ 1,726,599	$ 3,840,520	$ 6,203,716